Equity - Schedule of monthly breakdown of shares purchased and the average price paid per share (Details) - Treasury shares purchased during the year - £ / shares	1 Months Ended												12 Months Ended
	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Average price paid pence (in GBP per share)	£ 35.84	£ 37.24	£ 39.35	£ 35.88	£ 37.14	£ 37.97	£ 39.60	£ 37.85	£ 35.50	£ 34.93	£ 35.38	£ 34.57	£ 37.08
Authorised purchases unutilised at month end (in shares)	179,417,463	186,188,868	198,816,572	206,077,136	214,557,872	220,423,582	226,246,325	230,669,356	232,045,302	222,186,588	225,362,524	227,758,747	179,417,463
Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme (in shares)	6,771,405	12,627,704	7,260,564	8,480,736	5,865,710	5,822,743	4,423,031	1,375,946	1,565,980	3,175,936	2,396,223	1,728,254	61,494,232
Total number of shares purchased (in shares)	6,771,405	12,627,704	7,260,564	8,480,736	5,865,710	5,822,743	4,423,031	1,375,946	1,565,980	3,175,936	2,396,223	1,728,254	61,494,232